Business Acquisition - Schedule of Business Acquisition Assets and Labilities (Details) (Parenthetical)	6 Months Ended
Jun. 30, 2017 $ / shares shares
MotherLode Craft Distillery, LLC [Member]
Business consideration shares of common stock | shares	86,667
Common stock valued per share | $ / shares	$ 4.35
Big Bottom Distilling, LLC [Member]
Business consideration shares of common stock | shares	28,096
Common stock valued per share | $ / shares	$ 4.80
Business acquisition, percentage	90.00%